Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.1%
443,664	Vanguard Value ETF	$54,783,631	3.1

	Total Exchange-Traded Funds
	(Cost $58,753,302)	54,783,631	3.1

MUTUAL FUNDS: 96.8%
	Affiliated Investment Companies: 96.8%
7,751,131	Voya Emerging Markets Index Portfolio - Class I	69,295,113	3.9
22,432,909	Voya International Index Portfolio - Class I	187,987,780	10.6
14,215,401	Voya RussellTM Mid Cap Index Portfolio - Class I	141,016,781	7.9
2,980,928	Voya RussellTM Small Cap Index Portfolio - Class I	35,413,425	2.0
8,445,012	Voya Short Term Bond Fund - Class R6	77,694,106	4.4
30,601,504	Voya U.S. Bond Index Portfolio - Class I	276,943,611	15.6
62,365,004	Voya U.S. Stock Index Portfolio - Class I	928,614,912	52.4

	Total Mutual Funds
	(Cost $1,982,584,587)	1,716,965,728	96.8

	Total Investments in Securities (Cost $2,041,337,889)	$1,771,749,359	99.9
	Assets in Excess of Other Liabilities	981,267	0.1
	Net Assets	$1,772,730,626	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$54,783,631	$–	$–	$54,783,631
Mutual Funds	1,716,965,728	–	–	1,716,965,728
Total Investments, at fair value	$1,771,749,359	$–	$–	$1,771,749,359

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$144,066,359	$24,527,909	$(59,864,275)	$(39,434,880)	$69,295,113	$2,643,161	$(2,881,907)	$4,428,928
Voya International Index Portfolio - Class I	272,052,604	27,027,394	(27,685,684)	(83,406,534)	187,987,780	8,003,892	1,455,890	-
Voya RussellTM Mid Cap Index Portfolio - Class I	225,424,090	21,539,286	(40,442,689)	(65,503,906)	141,016,781	1,897,231	(3,320,887)	14,733,281
Voya RussellTM Small Cap Index Portfolio - Class I	48,844,840	8,372,327	(4,192,850)	(17,610,892)	35,413,425	350,448	1,510,824	3,463,316
Voya Short Term Bond Fund - Class R6	124,698,711	5,301,465	(47,257,546)	(5,048,524)	77,694,106	1,361,860	(2,521,957)	-
Voya U.S. Bond Index Portfolio - Class I	399,581,489	25,120,471	(94,468,774)	(53,289,575)	276,943,611	4,977,728	(6,076,358)	-
Voya U.S. Stock Index Portfolio - Class I	1,323,902,598	188,146,317	(143,836,637)	(439,597,366)	928,614,912	608,114	36,746,892	106,180,287
	$2,538,570,691	$300,035,169	$(417,748,455)	$(703,891,677)	$1,716,965,728	$19,842,434	$24,912,497	$128,805,812

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,059,200,612.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,672,835
Gross Unrealized Depreciation	(289,124,088)
Net Unrealized Depreciation	$(287,451,253)